Notes to the consolidated cash flow statements - Operating activities (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Profit after income tax expense	$ 4,005	$ 2,415	$ 3,284
Profit after income tax expense, percentage movement from prior period	66.00%
Profit after income tax expense, percentage movement from same period of prior year	22.00%
Adjustments:
Depreciation, amortisation and impairment	$ 536	776	805
Depreciation, amortisation and impairment, percentage movement from prior period	(31.00%)
Depreciation, amortisation and impairment, percentage movement from same period in prior year	(33.00%)
Impairment charges/(benefits)	$ 518	283	241
Impairment charges/(benefits), percentage movement from prior period	83.00%
Impairment charges/(benefits), percentage movement from same period in prior year	115.00%
Net decrease/(increase) in current and deferred tax	$ 256	326	101
Net decrease/(increase) in current and deferred tax, percentage movement from prior period	(21.00%)
Net decrease/(increase) in current and deferred tax, percentage movement from same period in prior year	153.00%
(Increase)/decrease in accrued interest receivable	$ (558)	(485)	(59)
(Increase)/decrease in accrued interest receivable, percentage movement from prior period	15.00%
(Decrease)/increase in accrued interest payable	$ 1,350	769	25
(Decrease)/increase in accrued interest payable, percentage movement from prior period	76.00%
(Decrease)/increase in provisions	$ (526)	(85)	(536)
(Decrease)/increase in provisions, percentage movement from same period in prior year	(2.00%)
Other non-cash items	$ 413	2,038	(169)
Other non-cash items, percentage movement from prior period	(80.00%)
Cash flows from operating activities before changes in operating assets and liabilities	$ 5,994	6,037	3,692
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(1.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	62.00%
Net (increase)/decrease in:
Collateral paid	$ 1,898	1,769	(3,293)
Collateral paid, percentage movement from prior period	7.00%
Trading securities and financial assets measured at FVIS	$ (4,967)	(1,644)	(2,106)
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	136.00%
Derivative financial instruments	$ (165)	(553)	3,004
Derivative financial instruments, percentage movement from prior period	(70.00%)
Loans	$ (5,074)	(23,709)	(12,636)
Loans, percentage movement from prior period	(79.00%)
Loans, percentage movement from same period in prior year	(60.00%)
Other financial assets	$ (148)	(447)	726
Other financial assets, percentage movement from prior period	(67.00%)
Life insurance assets and liabilities		133	133
Life insurance assets and liabilities, percentage movement from prior period	(100.00%)
Life insurance assets and liabilities, percentage movement from same period in prior year	(100.00%)
Other assets	$ 26	37	(17)
Other assets, percentage movement from prior period	(30.00%)
Net increase/(decrease) in:
Collateral received	$ (2,781)	3,827	(184)
Deposits and other borrowings	$ 13,464	13,296	21,758
Deposits and other borrowings, percentage movement from prior period	1.00%
Deposits and other borrowings, percentage movement from same period in prior year	(38.00%)
Other financial liabilities	$ (328)	5,738	1,382
Other liabilities	(4)	8	3
Net cash provided by/(used in) operating activities	$ 7,915	$ 4,492	$ 12,462
Net cash provided by/(used in) operating activities, percentage movement from prior period	76.00%
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	(36.00%)